Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, DC  20036

May 1, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:      The Pillar Funds (File Nos. 33-44712 and 811-6509)
         --------------------------------------------------
         Filing Pursuant to Rule 497(j)
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Ladies and Gentlemen:

On behalf of our client, The Pillar Funds (the "Fund"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the prospectuses and Statement of Additional Information dated April 30, 2001 for The Pillar Funds do not differ from that contained in the Fund's Post-Effective Amendment No. 23 which was filed via EDGAR on April 27, 2001.

Please contact me at (202) 467-7875 if you have any questions or comments concerning this filing.


Sincerely,

/s/ Thomas P. Lemke

Thomas P. Lemke, Esq.